Condensed Consolidated Balance Sheets (Parenthetical) $ in Thousands	Jun. 30, 2024 ₪ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 ₪ / shares	Dec. 31, 2022 USD ($) $ / shares shares
Common stock, par value | (per share)		$ 0.001		$ 0.001
Common stock, shares authorized		0		2,836,790
Common stock, shares issued		0		970,192
Common stock, shares outstanding		0		970,192
Series A Redeemable Convertible Preferred Stock [Member]
Temporary equity, par value | $ / shares		$ 0.001		$ 0.001
Temporary equity, shares authorized		0		557,507
Temporary equity, shares issued		0		145,650
Temporary equity, shares outstanding		0		145,650
Temporary equity, liquidation preference | $		$ 0		$ 6,500
Series B Redeemable Convertible Preferred Stock [Member]
Temporary equity, par value | $ / shares		$ 0.001		$ 0.001
Temporary equity, shares authorized		0		419,841
Temporary equity, shares issued		0		223,683
Temporary equity, shares outstanding		0		223,683
Temporary equity, liquidation preference | $		$ 0		$ 21,500
Series C Redeemable Convertible Preferred Stock [Member]
Temporary equity, par value | $ / shares		$ 0.001		$ 0.001
Temporary equity, shares authorized		0		1,141,544
Temporary equity, shares issued		0		94,988
Temporary equity, shares outstanding		0		94,988
Temporary equity, liquidation preference | $		$ 0		$ 10,100
Ordinary Shares [Member]
Common stock, par value | ₪ / shares	₪ 0.35		₪ 0.35
Common stock, shares authorized	34,285,714	34,285,714		0
Common stock, shares issued	9,659,496	9,018,261		0
Common stock, shares outstanding	9,659,496	9,018,261		0